Employee future benefits	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Employee future benefits

10. Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Six months ended June 30, 2024
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 3)	22,036	100	22,136
Current service cost	10	1	11
Interest cost	66	-	66
Actuarial gain from changes in financial assumptions	-	-	-
Benefits paid	(61)	-	(61)
Impact of foreign exchange rate changes	(271)	(2)	(273)
Balances – End of the period	21,780	99	21,879

Change in plan assets
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972	-	10,972
Interest income from plan assets	33	-	33
Employer contributions	3	-	3
Employee contributions	1	-	1
Benefits paid	(21)	-	(21)
Impact of foreign exchange rate changes	(136)	-	(136)
Balances – End of the period	10,852	-	10,852

Net liability of the unfunded plans	10,717	99	10,816
Net liability of the funded plans	211	-	211
Net amount recognized as Employee future benefits	10,928	99	11,027

Amounts recognized:
In net loss	42	1	43
Actuarial gain on defined benefit plans in other comprehensive loss	-	-	-

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. There was no change in the discount rate of 3.70% used as of June 3, 2024 to the rate used as of June 30, 2024, resulting in nil movement in the actuarial gain on defined benefit plan during the six months ended June 30, 2024.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)